Business Combinations (Narrative) (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Business Acquisition [Line Items]
Number of shares exchanged for one common share	0.052
Number of shares issued to acquiree	2,593,000
Fair value shares acquired	¥ 4,476
Acquisition related costs	27
Gross amount due under contract	1,617
Amount due under contract expected to be uncollectible	489
Acquired identifiable intangible assets amount	8,413
Bargain purchase gain recognized		2,543
Revenues of acquiree		79
Loss before income taxes of acquiree		630
Memberships In Trade Association [Member]
Business Acquisition [Line Items]
Acquired identifiable intangible assets amount	6,640
Patents [Member]
Business Acquisition [Line Items]
Acquired identifiable intangible assets amount	1,418
Weighted-average useful life of acquired identifiable intangible assets (in years)	17
Trademarks [Member]
Business Acquisition [Line Items]
Acquired identifiable intangible assets amount	¥ 355
Weighted-average useful life of acquired identifiable intangible assets (in years)	20